Other Provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other current provisions	$ 2,544,973	$ 2,984,518
Non-current provisions	451,079	488,465
Litigation [member]
Statement [Line Items]
Other current provisions	244,630	179,521
Non-current provisions	331,957	358,867
Others [member]
Statement [Line Items]
Other current provisions	2,300,343	2,804,997
Non-current provisions	$ 119,122	$ 129,598